Share capital (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 21, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Balance, amount		$ 30,542,220	$ 54,131,038	$ 36,308,583
Shares issued amount				38,341,407
Shares based payment (shares)		36,086
Shares based payment amount		$ 1,384,970
Share cancellation shares		1,904,700	1,999,800
Lucid acquisition shares	112,162
Balance, amount		$ 12,909,262	$ 30,542,220	$ 54,131,038
Share options exercised shares		21,000
Share options exercised amount		$ 20,247
Represents information of warrant.
Statement [Line Items]
Begininig balance shares		6,482,093	6,956,795	6,749,109
Balance, amount		$ 2,142,400	$ 5,137,417
Shares issued amount		$ 1,372,763		$ 0
Shares issued shares		3,975,000		0
Warrants expired shares		(133,050)	(474,702)	(4,476)
Warrants expired amount		$ (791,807)	$ (2,995,017)	$ (617)
Shares Repurchase		0	$ 0
Plan of arrangement		0
Shares based payment (shares)			0	100,000
Shares based payment amount		$ 0	$ 0	$ 98,513
Share cancellation shares			0	0
Share cancellation amount			$ 0	$ 0
Lucid acquisition amount				$ 70,563
Lucid acquisition shares				112,162
Ending balance shares		10,324,043	6,482,093	6,956,795
Balance, amount		$ 2,723,356	$ 2,142,400	$ 5,137,417
Share options exercised amount		0
PSU converted to amount		$ 0	$ 0
Class B Common Shares Member
Statement [Line Items]
Begininig balance shares		38,504,210	40,450,754	19,161,620
Balance, amount		$ 143,258,972	$ 152,173,089	$ 103,056,538
Shares issued amount		0
Shares issued shares				15,480,462
Warrants expired shares			0
Warrants expired amount		0	$ 0
Plan of arrangement		$ 0
Shares based payment (shares)		36,086	158,144	1,462,558
Shares based payment amount			$ 169,500	$ 3,751,412
Share cancellation shares			(504,888)	(156,278)
Share cancellation amount			$ (1,752,090)	$ 0
Lucid acquisition amount				$ 7,023,732
Lucid acquisition shares				4,502,392
Ending balance shares		39,376,723	38,504,210	40,450,754
Balance, amount		$ 137,626,863	$ 143,258,972	$ 152,173,089
Shares Repurchase shares		(1,904,700)	(1,999,800)
Shares Repurchase amount		$ (7,165,356)	$ (7,523,117)
Plan of arrangement shares		23
Share options exercised shares		21,000
Share options exercised amount		$ 33,247
PSU converted to amount		$ 1,464,000	$ 191,590
PSU converted to shares		2,720,104	400,000
Class A Common Shares Member
Statement [Line Items]
Begininig balance shares		72	72	72
Balance, amount		$ 151,588	$ 151,588	$ 151,588
Shares issued amount		0		0
Warrants expired amount		0	0	0
Shares Repurchase		0	0
Plan of arrangement		$ 34	0
Shares based payment amount			0	0
Share cancellation amount			$ 0	0
Lucid acquisition amount				$ 0
Ending balance shares		72	72	72
Balance, amount		$ 151,622	$ 151,588	$ 151,588
Share options exercised amount		0
PSU converted to amount		$ 0